Parent Company Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Financial Information

Note 20. Parent Company Financial Information

Condensed financial information of Parkway Acquisition Corp. is presented as follows:

Balance Sheets

December 31, 2017 and 2016

(dollars in thousands)	2017	2016
Assets
Cash and due from banks	$1,518	$1,621
Investment in affiliate bank	55,115	53,168
Other assets	586	677

Total assets	$57,219	$55,466

Liabilities
Other liabilities	$37	$—

Stockholders’ Equity
Common stock	0	—
Surplus	26,166	26,166
Retained earnings	32,526	30,654
Accumulated other comprehensive loss	(1,510)	(1,354)

Total stockholders’ equity	57,182	55,466

Total liabilities and stockholders’ equity	$57,219	$55,466

Statements of Income

For the years ended December 31, 2017 and 2016

(dollars in thousands)	2017	2016
Income
Dividends from affiliate bank	$803	$573
Bargain purchase gain	0	891
Other income	1	7

	804	1,471

Expenses
Management and professional fees	35	56
Other expenses	36	27

	71	83

Income before tax benefit and equity in undistributed income of affiliate	733	1,388
Federal income tax expense	(161)	(225)

Income before equity in undistributed income of affiliate	572	1,163
Equity in undistributed income of affiliate	1,855	1,255

Net income	$2,427	$2,418

Statements of Cash Flows

For the years ended December 31, 2017 and 2016

(dollars in thousands)	2017	2016
Cash flows from operating activities
Net income	$2,427	$2,418
Adjustments to reconcile net income to net cash provided by operations:
Equity in undistributed income of affiliate	(1,855)	(1,255)
Bargain purchase gain	0	(891)
Change in other assets	91	59
Change in other liabilities	37	(85)

Net cash provided by operating activities	700	246

Cash flows from investing activities
Net decrease in loans	0	1,002
Cash received in business combination	0	822

Net cash provided by investing activities	0	1,824

Cash flows from financing activities
Cash paid for fractional shares	0	(5)
Dividends paid	(803)	(473)

Net cash used by financing activities	(803)	(478)

Net (decrease) increase in cash and cash equivalents	(103)	1,592

Cash and cash equivalents, beginning	1,621	29

Cash and cash equivalents, ending	$1,518	$1,621